Employee Compensation - Share-Based Compensation - Summary of Information about our Stock Option Plan (Detail)		12 Months Ended
		Oct. 31, 2020 shares $ / shares	Oct. 31, 2019 shares $ / shares	Oct. 31, 2018 shares $ / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Weighted-average exercise price,Granted | $ / shares		$ 101.47	$ 89.90	$ 100.63
Employee Stock Options [Member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Number of stock options, Outstanding at beginning of year | shares		6,108,307	6,095,201	7,525,296
Number of stock options, Granted | shares		976,087	931,047	705,398
Number of stock options, Exercised | shares		563,613	902,651	1,513,307
Number of stock options, Forfeited/cancelled | shares		34,052	4,756	152,417
Number of stock options, Expired | shares		40,619	10,534	469,769
Number of stock options, Outstanding at end of year | shares		6,446,110	6,108,307	6,095,201
Number of stock options, Exercisable at end of year | shares		3,595,744	3,507,803	3,782,481
Number of stock options, Available for grant | shares		13,575,259	2,487,645	3,405,239
Weighted-average exercise price, Outstanding at beginning of year | $ / shares	[1]	$ 76.59	$ 72.19	$ 72.05
Weighted-average exercise price,Granted | $ / shares	[1]	101.47	89.90	100.63
Weighted-average exercise price,Exercised | $ / shares	[1]	61.89	60.21	58.40
Weighted-average exercise price,Forfeited/cancelled | $ / shares	[1]	97.10	98.96	86.85
Weighted-average exercise price,Expired | $ / shares	[1]	82.78	103.79	153.40
Weighted-average exercise price,Outstanding at end of year | $ / shares	[1]	81.50	76.59	72.19
Weighted-average exercise price,Exercisable at end of year | $ / shares	[1]	$ 69.16	$ 64.57	$ 61.39

[1]	The weighted-average exercise prices reflect the conversion of foreign currency denominated options at the exchange rate as at October 31, 2020, October 31, 2019 and October 31, 2018, respectively. For foreign currency denominated options exercised or expired during the year, the weighted-average exercise prices are translated using the exchange rates as at the settlement date and expiry date, respectively.